Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and Significant Accounting Policies [Abstract]
Non Cash Impairment And Other Losses [Table Text Block]
(Amounts in thousands)	For the Year Ended December 31,
	2014	2013		2012
Impairment losses	$-	$-		$6,138
Acquisition related costs	18,435	24,857	(1)	11,248
	$18,435	$24,857		$17,386

(1)	Includes a $10,949 prepayment penalty in connection with the repayment of the mortgage loan upon the acquisition of 655 Fifth Avenue.